RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of external credit ratings for cash and cash equivalents and investments
The following additional disclosure, required by IFRS 4 for eligible insurers, presents the credit risk ratings of SPPI financial assets:

AS AT DEC. 31, 2021 US$ MILLIONS	Credit risk	Carrying value (Fair value)	% of fair value
Debt securities
AAA	Low	$113	5%
AA	Low	19	1%
A	Low	1,203	48%
BBB	Low	100	4%
BB	Other	104	4%
B	Other	32	1%
Unrated	Other	313	12%

Loans and receivables
A	Low	$60	2%
BBB	Low	36	1%
BB	Other	152	6%
Unrated	Other	391	16%

Total		$2,523	100%

AS AT DEC. 31, 2020 US$ MILLIONS	Credit risk	Carrying value (Fair value)	% of fair value
Debt securities
AAA	Low	$22	34%
AA	Low	7	11%
A	Low	10	16%
BBB	Low	4	6%

Loans and receivables
Unrated	Other	$21	33%

Total		$64	100%

The following table summarizes the external credit ratings for cash and cash equivalents and investments:

AS AT DEC. 31, US$ MILLIONS	2021		2020
Cash and cash equivalents	$393	4%	$35	3%
Bonds and other debt securities
AAA	512	5%	409	33%
AA	55	1%	11	1%
A	1,516	15%	121	10%
BBB	1,306	13%	617	50%
BB	151	1%	10	1%
B	54	—%	1	—%
Unrated	170	2%	—	—%
	3,764	37%	1,169	95%
Preferred shares
P2	7	—%	3	—%
BB	1	—%	—	—%
Unrated	10	—%	—	—%
	18	—%	3	—%
Common shares
A+	243	2%	—	—%
Unrated	32	—%	—	—%
	275	2%	—	—%
Other equity
Unrated	247	2%	—	—%
Private loans
A	60	1%	—	—%
BBB	55	1%	—	—%
BB	151	2%	—	—%
Unrated	251	3%	—	—%
	517	7%	—	—%
Mortgages
Unrated	122	1%	21	2%
	122	1%	21	2%
Reinsurance Funds Withheld
AAA	819	8%	—	—%
AA	228	2%	—	—%
A	891	9%	—	—%
BBB	2,484	26%	—	—%
BB	105	1%	—	—%
B	30	—%	—	—%
Unrated	93	1%	—	—%
	4,650	47%	—	—%

Total cash and cash equivalents and investments	$9,986	100%	$1,229	100%

Disclosure of impact of changes in interest rates
The following table shows the sensitivity to changes in interest rates:

	2021		2020
AS AT DEC. 31 US$ MILLIONS	50 bps increase	50 bps decrease	50 bps increase	50 bps decrease
Movement in liabilities	$103	$(105)	$63	$(63)
Movement in assets	(248)	329	(62)	62
Tax effect	(4)	4	—	—
Impact on comprehensive income	$(149)	$228	$1	$(1)

Disclosure of the fair value of investments
The following table provides the fair value of investments by groups of issuers of bonds:

	2021		2020
Government bond holdings	$1,664	47%	$401	34%
Corporate and other bond holdings	1,892	53%	768	66%
Total bond holdings	$3,556	100%	$1,169	100%

Disclosure of top 5 issuers
The following table discloses the Company’s top 5 holdings of issuers (excluding governments), as well as exposure to the largest single issuer of corporate bonds.

	2021	2020
Exposure to the top 5 largest issuers of corporate bonds	$161	$90
% of total cash and cash equivalents and investments	3%	7%
Exposure to the largest single issuer of corporate bonds	32	18
% of total cash and cash equivalents and investments	1%	2%

Disclosure of expected maturity profile
The following table sets out the expected maturity profile of the Company’s financial liabilities:

AS AT DEC.31, 2021 US$ MILLIONS	Within 1 year	1-3 years	4-5 years	Over 5 years	Total
Accounts payable and other	$65	$—	$—	$—	$65
Due to related party	467	—	—	—	467
Reinsurance payable	21	14	15	25	75
Corporate borrowings	656	37	—	—	693
Insurance reserves	368	769	792	6,568	8,497
Deferred revenue	4	7	7	64	82
Liabilities of structured entities	—	—	—	167	167
Funds withheld liabilities	12	—	—	—	12
Total	$1,593	$827	$814	$6,824	$10,058

AS AT DEC.31, 2020 US$ MILLIONS	Within 1 year	1-3 years	4-5 years	Over 5 years	Total
Accounts payable and other	$5	$1	$—	$—	$6
Insurance reserves	21	85	85	1,148	1,339
Funds withheld liabilities	12	—	—	—	12
Total	$38	$86	$85	$1,148	$1,357

Disclosure of sensitivity to insurance risk
The following table shows the sensitivity to changes in longevity risk. These sensitivities reflect the impact of any applicable ceded reinsurance arrangements.

	Mortality Rate		Mortality Improvement
AS AT DEC. 31, 2021 US$ MILLIONS	5% Increase	5% Decrease	50% Increase	50% Decrease
Impact on comprehensive income	$10	$(9)	$(12)	$13

	Mortality Rate		Mortality Improvement
AS AT DEC. 31, 2020 US$ MILLIONS	5% Increase	5% Decrease	50% Increase	50% Decrease
Impact on comprehensive income	$6	$(6)	$(8)	$8

Disclosure of risk of changes in mortality
The following table shows the impact on the overall liability to changes in mortality (as described in PRT sensitivity) and changes to investment yields:

	Mortality Rate		Yield
AS AT DEC. 31, 2021 US$ MILLIONS	10% Increase	10% Decrease	50 bps Increase	50 bps Decrease
Impact on comprehensive income	$(1)	$1	$(11)	$12